SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 40,283,010	$ 28,278,297
Less: accumulated depreciation	(18,720,926)	(17,426,398)
Property, equipment and software, net	21,562,084	10,851,899
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	4,398,414	5,140,635
Electronic Equipment Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	6,013,676	5,470,985
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	155,697	201,509
Cryptocurrency Mining Machine [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	8,147,574
Media Display Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	1,197,273
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	529,885
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 19,840,491	$ 17,465,168